THE COMPANY AND BASIS OF PRESENTATION	12 Months Ended
Dec. 31, 2023
Organization, Consolidation and Presentation of Financial Statements [Abstract]
THE COMPANY AND BASIS OF PRESENTATION

NOTE 1. THE COMPANY AND BASIS OF PRESENTATION

The Company

Aclarion, Inc., formerly Nocimed, Inc., (the “Company” or “Aclarion”) is a healthcare technology company that leverages magnetic resonance spectroscopy (“MRS”), and a proprietary biomarker to optimize clinical treatments. The Company was formed in February 2015, is incorporated in Delaware, and has its principal place of business in Broomfield, Colorado.

Risks and Uncertainties

The Company is subject to various risks and uncertainties frequently encountered by companies in the early stages of development. Such risks and uncertainties include, but are not limited to, its limited operating history, competition from other companies, limited access to additional funds, dependence on key personnel, and management of potential rapid growth. To address these risks, the Company must, among other things, develop its customer base; implement and successfully execute its business and marketing strategy; develop follow-on products; provide superior customer service; and attract, retain, and motivate qualified personnel. There can be no guarantee that the Company will be successful in addressing these or other such risks.

Initial Public Offering

On April 21, 2022, the registration statement for our initial public offering (“IPO”) was declared effective. In connection with the effectiveness of the IPO registration statement:

•	we effected a 1-for-7.47 reverse stock split of our outstanding common stock (2022 Stock Split);

•	accordingly, all common share amounts and per share data presented in our condensed financial statements have been retrospectively adjusted to reflect the reverse stock split for all periods presented;

•	we filed a restated Certificate of Incorporation with the State of Delaware and we adopted new restated Bylaws;

•	certain outstanding common stock warrants were exercised on a net share basis for 60,408 common shares (3,776 shares after giving effect to the 2024 Stock Split);

•	24,495,004 outstanding shares of our preferred stock were converted into 3,279,117 common shares (204,945 common shares after giving effect to the 2024 Stock Split);

•	all accrued dividends on our outstanding Series B, B-1, B-2 and B-3 preferred stock were converted to 984,429 common shares (61,527 common shares after giving effect to the 2024 Stock Split); and

•	all accrued interest on the Company's outstanding secured promissory notes was converted into (i) 426,768 common shares (26,673 common shares after giving effect to the 2024 Stock Split) and (ii) warrants to purchase 426,768 shares of common stock (26,673 common shares after giving effect to the 2024 Stock Split), with beneficial conversion rates charged to interest expense upon conversion.

On April 26, 2022, the Company completed its IPO of 2,165,000 units at a public offering price of $4.35 per unit. Each unit consisted of (i) one share of common stock (equivalent to 0.0625 of a common share following the 2024 Split) and (ii) one warrant to purchase one share of common stock (adjusted to 0.0625 of a common share following the 2024 Split) with a per share exercise price of $4.35 (adjusted to $69.60 following the 2024 Split). Following the commencement of the IPO, the underwriters partially exercised their over-allotment option and purchased additional common stock warrants to purchase 324,750 common shares (adjusted to 20,297 common shares following the 2024 Split). After deducting underwriter's commissions and expenses, we received net proceeds of approximately $8.6 million and our common stock and warrants started trading on Nasdaq under the ticker symbols “ACON” and “ACONW”, respectively.

In connection with the IPO, we issued to the representative of the underwriters a common stock warrant to purchase 173,200 shares of common stock (10,825 shares after giving effect to the 2024 Stock Split) with an exercise price of $5.44 ($87.04 on a post-2024 Split basis) per share. The representative's warrants are exercisable commencing October 26, 2022 and will expire on April 26, 2027.

On April 21, 2022, options to purchase 1,204,819 shares of common stock (75,301 common shares after giving effect to the 2024 Stock Split) previously awarded to the Company's Executive Chairman, Dr. Jeffrey Thramann, vested in connection with the completion of the IPO pursuant to the terms of such options. The per share exercise price of these options is $1.94 ($31.04 on a post-2024 Split basis) per share. The options have a 10-year term.

On April 21, 2022, in connection with the IPO, the Company’s 2022 Aclarion Equity Incentive Plan, or “2022 Plan”, became effective. Our board of directors has appointed the compensation committee of our board of directors as the committee under the 2022 Plan with the authority to administer the 2022 Plan. At the 2022 Plan effective date, the aggregate number of our shares of common stock that could be issued or used for reference purposes under the 2022 Plan could not exceed 2,000,000 shares (125,000 shares after giving effect to the 2024 Stock Split), subject to adjustments as described in the 2022 Plan.

On April 29, 2022, in connection with the IPO, a bonus was paid to David Neal and Brent Ness of $100,000 each. On May 13, 2022, in connection with the IPO, a bonus of $130,000 was paid to James Peacock.

On May 2, 2022, in connection with the IPO, the Company paid the University of California - San Francisco the amount of $123,828 to satisfy the Indexed Milestone Payment obligation included within the exclusive license agreement.

2022 Reverse Stock Split

On April 21, 2022, the Company effected a 1-for-7.47 reverse stock split (the “2022 Stock Split”) of its issued and outstanding common stock.

2024 Reverse Stock Split

In March 2023 the Company’s stockholders approved a reverse stock split proposal at a ratio in the range of one-for-five to one-for-fifty, with the final ratio to be determined by the Company's board in its discretion without further approval from the Company's stockholders. In January 2024, the Company's board subsequently approved the final reverse stock split ratio of one-for-sixteen (the “2024 Stock Split”), which resulted in a reduction in the number of outstanding shares of common stock, warrants, stock options and restricted share units and a proportionate increase in the value of each share or strike price of the warrants and stock options. The common stock began trading on a reverse split-adjusted basis on the NASDAQ on January 4, 2024.

As a result of the 2022 Stock Split and the 2024 Stock Split, unless described otherwise, all references to common stock, share data, per share data and related information contained in these financial statements have been retrospectively adjusted to reflect the effect of the stock splits for all periods presented. In addition, any fractional shares that would otherwise be issued as a result of the stock splits were rounded up to the nearest whole share. Further, the number of shares issuable and exercise prices of stock options and warrants have been retrospectively adjusted in these financial statements for all periods presented to reflect the 2022 Stock Split and the 2024 Stock Split.

The following tables present selected share information reflecting on a retroactive basis the reverse stock splits as of and for the years ended December 31, 2023 and 2022:

	December 31
	2023	2022
Common shares issued and outstanding - pre-2024 split, 13,206,229 and 7,861,515 shares	$132	$79
Common shares issued and outstanding - post-2024 split, 825,459 and 491,345 shares	$8	$5
Additional paid-in capital - pre-2024 split	$43,553,399	$41,596,032
Additional paid-in capital - post-2024 split	$43,553,523	$41,596,106

	Year ended December 31
	2023	2022
Weighted average shares outstanding, basic and diluted - pre-2024 split	8,908,934	6,105,569
Weighted average shares outstanding, basic and diluted - post-2024 split	556,808	381,598
Basic and diluted net loss per shares attributable to common stockholders - pre-2024 split	$(0.55)	$(1.23)
Basic and diluted net loss per shares attributable to common stockholders - post-2024 split	$(8.82)	$(19.61)

Basis of Presentation

The accompanying financial statements have been prepared in accordance with generally accepted accounting principles in the United States of America (“GAAP”).